provisions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
provisions reconciliation
Balance as at beginning of period	$ 1,061	$ 704
Additions	615	1,101
Reversals	(169)	(88)
Uses	(589)	(700)
Interest effects	(13)	53
Effects of foreign exchange, net	17	(9)
Balance as at end of period	922	1,061
Current	236
Non-current	686
Total	922	1,061
Asset retirement obligations
provisions reconciliation
Balance as at beginning of period	378	316
Additions	40	36
Uses	(13)	(10)
Interest effects	(27)	36
Balance as at end of period	378	378
Current	25
Non-current	353
Total	378	378
Differences of interest effect due to change in discount rates as compared to interest accretion on provisions	(42)	23
Employee-related
provisions reconciliation
Balance as at beginning of period	219	84
Additions	312	547
Reversals	(7)	(12)
Uses	(391)	(400)
Balance as at end of period	133	219
Current	126
Non-current	7
Total	133	219
Written put options and contingent consideration
provisions reconciliation
Balance as at beginning of period	276	157
Additions	9	288
Reversals	(106)	(68)
Uses		(110)
Interest effects	14	17
Effects of foreign exchange, net	17	(8)
Balance as at end of period	210	276
Current	5
Non-current	205
Total	210	276
Other
provisions reconciliation
Balance as at beginning of period	188	147
Additions	254	230
Reversals	(56)	(8)
Uses	(185)	(180)
Effects of foreign exchange, net		(1)
Balance as at end of period	201	188
Current	80
Non-current	121
Total	201	$ 188
Other reversals rationalization of real estate amounts	$ 37